Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations

Note 9 – Concentrations

During the nine months ended September 30, 2021, approximately 60% of revenues were generated from two government entities. Both of these contracts were completed as September 30, 2021. At September 30, 2021, deferred costs and deferred revenues are attributable to one customer contract.

During the three and nine months ended September 30, 2020, substantially all revenues were generated from a government entity pursuant to our contract with a governmental entity and amounted to approximately 60% and 83% of total revenues, respectively.

Note 11 – Concentrations

The Company had 6 and 2 customers during the year ended December 31, 2020 and 2019, respectively.

During the year ended December 31, 2020, approximately 85% of revenues were generated from one governmental entity (“Governmental client”) pursuant to our contract with such entity. No other client accounted for more than 10% of revenues. 100% of contract assets as of December 31, 2020 are also related to this Governmental client. Deferred costs and deferred revenues at December 31, 2020 relate to three different clients, of which one client represents more than 75% of both categories.

During the year ended December 31, 2019, revenues were generated from the Governmental client pursuant to our contract with such entity, and amounted to approximately 78% of total revenues. Revenues pursuant to sale of products to other clients were approximately 22% of total revenues for the year ended December 31, 2019. 100% of the contract assets as of December 31, 2019 was from the Government client. Deferred costs and deferred revenues at December 31, 2019 relate to two different clients.